Form N-1A Cover	Apr. 30, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Investment Managers Series Trust
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Prospectus Date	Mar. 19, 2026